Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	$ 7,289	$ 7,289	$ 7,289
Accumulated Amortization	(2,441)	(2,238)	(1,428)
Net	4,848	$ 5,051	5,861
Developed technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (years)		7 years
Developed technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (years)		10 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (years)		10 years
Gross	6,400	$ 300	300
Accumulated Amortization	(85)	(64)	(33)
Net	$ 6,315	$ 236	$ 267